RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Remuneration of Key Management) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Remuneration of key management	$ 491,557	$ 1,124,900
CEO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	267,392	468,300
COO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	207,165	320,300
CFO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	$ 17,000	$ 336,300